Related parties - Associate Balances (Details) - Associates - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Trade and other receivables	$ 17.4	$ 13.3
Trade and other payables	$ 0.4	$ 0.4